FINANCIAL INVESTMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INVESTMENTS
Financial assets measured at fair value through profit or loss - Funds	₺ 1,833,621	₺ 2,889,205
Financial assets carried at amortized cost - Eurobonds	182,469	232,240
Financial investments	₺ 2,016,090	₺ 3,121,445
Interest rate of debt instruments at amortized cost denominated in USD	6.80%	5.13%